Intangible Assets, Net and Goodwill - Changes in intangible assets and goodwill with indefinite useful lives (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Analysis of the changes in intangible assets
Balance at beginning of the period	$ 41,123,587
Balance at end of the period	40,389,842	$ 41,123,587
Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	15,166,067	15,166,067
Balance at end of the period	15,166,067	15,166,067
Goodwill.
Analysis of the changes in intangible assets
Balance at beginning of the period	13,904,998	14,036,657
Retirements		(131,659)
Balance at end of the period	13,904,998	13,904,998
Intangible Assets with Indefinite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period	29,103,893
Balance at end of the period	29,103,893	29,103,893
Intangible Assets with Indefinite Useful Lives | Trademarks
Analysis of the changes in intangible assets
Balance at beginning of the period	32,828
Balance at end of the period	32,828	32,828
Intangible Assets with Indefinite Useful Lives | Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	15,166,067
Balance at end of the period	15,166,067	15,166,067
Intangible Assets with Indefinite Useful Lives | Goodwill.
Analysis of the changes in intangible assets
Balance at beginning of the period	13,904,998
Balance at end of the period	13,904,998	13,904,998
Cost
Analysis of the changes in intangible assets
Balance at beginning of the period	67,311,292
Balance at end of the period	66,614,306	67,311,292
Cost | Intangible Assets with Indefinite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period	29,103,893	29,237,966
Retirements		(134,088)
Effect of translation		15
Balance at end of the period	29,103,893	29,103,893
Cost | Intangible Assets with Indefinite Useful Lives | Trademarks
Analysis of the changes in intangible assets
Balance at beginning of the period	32,828	35,242
Retirements		(2,429)
Effect of translation		15
Balance at end of the period	32,828	32,828
Cost | Intangible Assets with Indefinite Useful Lives | Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	15,166,067	15,166,067
Balance at end of the period	15,166,067	15,166,067
Cost | Intangible Assets with Indefinite Useful Lives | Goodwill.
Analysis of the changes in intangible assets
Balance at beginning of the period	13,904,998	14,036,657
Retirements		(131,659)
Balance at end of the period	$ 13,904,998	$ 13,904,998